Fair Value Of Financial Instruments (Narrative) (Details) (Foreign Currency Forward Contracts [Member]) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 ILS	Dec. 31, 2012 JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of foreign currency derivatives			2,715	€ 8,209	20,430	¥ 6,377
Fair value gain (loss) on derivatives recognized in income	$ 212	$ 1,431